Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share
Earnings per share

8. Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the (loss)/profit attributable to equity holders by the weighted average number of shares outstanding during the year.

The following table reflects the income statement (loss)/profit and share data used in the basic EPS calculations:

	Year ended December 31,
	2023	2022	2021 (i)
	$'m	$'m	$'m
(Loss)/profit attributable to equity holders as presented in the income statement	(50)	237	(210)
Less: Dividends on preferred shares (see note 26)	(24)	(11)	–
(Loss)/profit attributable to equity holders used in calculating earnings per share	(74)	226	(210)
Weighted average number of ordinary shares for EPS (millions) (ii)	597.6	601.0	538.8
(Loss)/earnings per share	$(0.12)	$0.38	$(0.39)

Diluted (loss)/earnings per share is consistent with basic (loss)/earnings per share, as there are no dilutive potential shares during the periods presented above.

(i) In advance of the completion of the Business Combination, on August 4, 2021, 493,763,520 ordinary shares of the Company, with a par value €0.01 per share, were issued to the Ardagh Group. Upon completion of the Business Combination, a further 109,519,577 ordinary shares of the Company, with a par value of €0.01, were issued to remaining shareholders. The share issuances prior to and upon completion of the Business Combination have been utilized in the calculation of the weighted average number of ordinary shares for the year ended December 31, 2021.

(ii) The weighted average number of ordinary shares included in the computation of basic and diluted earnings per share has been adjusted to exclude ordinary shares repurchased and held by the Company as treasury shares. The number of ordinary shares so held at the reporting date is detailed in note 18.

Please refer to note 18 for any details of transactions involving ordinary shares for the years ended December 31, 2023, 2022 and 2021.

There have been no material transactions involving ordinary shares between the reporting date and the authorization of these consolidated financial statements.